Principal Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2022
Foreign [member]
Statement [LineItems]
Principal Subsidiaries
Principal foreign subsidiaries

Company Name	Country of Incorporation	Proportion of Ownership Interest (1)	Proposition of Voting Rights (1)		Main Business
		(%)	(%)

SMBC Bank International plc	U.K.	100.0	100.0		Commercial banking
Sumitomo Mitsui Banking Corporation (China) Limited	China	100.0	100.0		Commercial banking
PT Bank BTPN Tbk	Indonesia	98.4	93.4	(2)	Commercial banking
SMBC Americas Holdings, Inc.	U.S.A.	100.0	100.0		Bank holding company
Manufacturers Bank	U.S.A.	100.0	100.0		Commercial banking
Banco Sumitomo Mitsui Brasileiro S.A	Brazil	100.0	100.0		Commercial banking
JSC Sumitomo Mitsui Rus Bank	Russia	100.0	100.0		Commercial banking
SMBC Bank EU AG (3)	Germany	100.0	100.0		Commercial banking
Sumitomo Mitsui Banking Corporation Malaysia Berhad	Malaysia	100.0	100.0		Commercial banking
SMBC Leasing and Finance, Inc.	U.S.A.	100.0	100.0		Leasing
SMBC Nikko Securities America, Inc.	U.S.A.	100.0	100.0		Securities
SMBC Nikko Capital Markets Limited	U.K.	100.0	100.0		Securities
SMBC Capital Markets, Inc.	U.S.A.	100.0	100.0		Derivatives
TT International Asset Management Ltd	U.K.	100.0	100.0		Investment management, and investment advisory and agency
Fullerton India Credit Company Limited.	India	74.9	74.9		Financial services

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
(2)
During the fiscal year ended March 31, 2020, the Group disposed of

5.0% equity interest in PT Bank BTPN Tbk to a third party investor. The disposal was undertaken to ensure that PT Bank BTPN Tbk is compliant with the free float requirement under the Indonesia Stock Exchange’s Rule. The Group had also entered into a commercial arrangement where the economic exposure resulting from the disposal is being retained. Therefore, the disposal has not resulted in a decrease in the Group’s ownership interests.

(3)	In April 2022, SMBC Bank EU AG merged with our securities business subsidiary in Germany, SMBC Nikko Capital Markets Europe GmbH.

Domestic [member]
Statement [LineItems]
Principal Subsidiaries
Principal domestic subsidiaries

Company Name	Proportion of Ownership Interest (1)	Proportion of Voting Rights (1)	Main Business
	(%)	(%)
Sumitomo Mitsui Banking Corporation	100.0	100.0	Commercial banking
SMBC Trust Bank Ltd.	100.0	100.0	Trust banking
SMBC Guarantee Co., Ltd.	100.0	100.0	Credit guarantee
SMBC Nikko Securities Inc.	100.0	100.0	Securities
Sumitomo Mitsui Card Company, Limited	100.0	100.0	Credit card
SMBC Finance Service Co., Ltd.	100.0	100.0	Credit card, consumer credit and installment transaction
SMBC Consumer Finance Co., Ltd.	100.0	100.0	Consumer lending
SMBC Mobit Co., Ltd.	100.0	100.0	Consumer lending
The Japan Research Institute, Limited	100.0	100.0	System development, data processing, management consulting and economic research
Sumitomo Mitsui DS Asset Management Company, Limited	50.1	50.1	Investment management, and investment advisory and agency
Alternative Investment Capital Limited	60.0	60.0	Investment management and investment advisory
NCore Co., Ltd.	51.0	51.0	Data processing service and consulting
SMBC Venture Capital Co., Ltd.	100.0	100.0	Venture capital
SMBC Consulting Co., Ltd.	98.3	98.3	Management consulting and information services
Japan Pension Navigator Co., Ltd.	69.7	69.7	Operational management of defined contribution pension plans

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.